SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	$ 339.7	$ 368.8	$ 307.1
Charges to Earnings	(9.7)	5.1	57.0
Other	(32.3)	(14.8)	33.9
Deductions	(24.1)	(19.4)	(29.2)
Valuation Allowances and Reserves, Balance End of Year	273.6	339.7	368.8
Allowance for Doubtful Accounts, Current
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	20.4	18.3	38.4
Charges to Earnings	5.6	4.3	0.0
Other	(5.4)	1.7	(5.7)
Deductions	(4.1)	(3.9)	(14.4)
Valuation Allowances and Reserves, Balance End of Year	16.5	20.4	18.3
Allowance for Doubtful Accounts, Noncurrent
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	27.4	28.6	29.1
Charges to Earnings	(1.5)	3.2	1.5
Other	(0.4)	(2.1)	(1.8)
Deductions	(0.3)	(2.3)	(0.2)
Valuation Allowances and Reserves, Balance End of Year	25.2	27.4	28.6
Reserve for inventory
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	76.8	77.9	86.7
Charges to Earnings	37.0	18.2	17.6
Other	(10.8)	(6.1)	(11.8)
Deductions	(19.7)	(13.2)	(14.6)
Valuation Allowances and Reserves, Balance End of Year	83.3	76.8	77.9
Valuation allowances for deferred tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance Beginning of Year	215.1	244.0	152.9
Charges to Earnings	(50.8)	(20.6)	37.9
Other	(15.7)	(8.3)	53.2
Deductions	0.0	0.0	0.0
Valuation Allowances and Reserves, Balance End of Year	$ 148.6	$ 215.1	$ 244.0